UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	April 30, 2007

Date of reporting period:	October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Core Bond Fund

Semiannual Report – October 31, 2006

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

October 31, 2006

Table of contents

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	4

Investment Portfolio	5

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	25

Financial Highlights	27

Notes to Financial Statements	33

Board Consideration and Approval of Investment Advisory Agreements	41

Summary of Management Fee Evaluation by Independent Fee Consultant	44

Important Information About This Report	49

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Core Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 11/01/96 – 10/31/06 ($)

Sales charge	without	with
Class A	17,157	16,345
Class B	16,182	16,182
Class C	16,276	16,276
Class G	16,161	16,161
Class T	17,221	16,406
Class Z	17,525	n/a
Lehman Brothers U.S. Aggregate Bond Index	18,348	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Core Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 10/31/06 ($)

Class A	10.56
Class B	10.56
Class C	10.56
Class G	10.56
Class T	10.56
Class Z	10.56

Distributions declared per share

05/01/06 – 10/31/06 ($)

Class A	0.24
Class B	0.20
Class C	0.21
Class G	0.21
Class T	0.24
Class Z	0.25

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Average annual total return as of 10/31/06 (%)

Share class	A		B		C		G		T		Z
Inception	11/01/98		11/01/98		11/25/02		03/04/96		12/14/90		12/14/90
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.27	–0.72	3.88	–1.12	3.95	2.95	3.98	–1.02	4.32	–0.67	4.40
1-year	4.32	–0.66	3.55	–1.45	3.70	2.70	3.75	–1.24	4.43	–0.56	4.58
5-year	3.80	2.80	3.03	2.69	3.14	3.14	3.19	2.69	3.87	2.87	4.06
10-year	5.55	5.04	4.93	4.93	4.99	4.99	4.92	4.92	5.59	5.08	5.77

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	3.35	–1.56	2.97	–2.03	3.04	2.04	3.07	–1.93	3.40	–1.51	3.48
1-year	2.72	–2.13	1.95	–2.97	2.11	1.12	2.15	–2.77	2.82	–2.03	2.97
5-year	4.18	3.17	3.40	3.07	3.52	3.52	3.57	3.06	4.25	3.24	4.44
10-year	5.72	5.21	5.11	5.11	5.17	5.17	5.09	5.09	5.76	5.25	5.95

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A and T shares, maximum contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year for Class B and the seventh for Class G shares and eliminated thereafter and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

The returns for Class A shares and Class B shares include the returns of Prime A shares (for Class A shares) and Prime B shares (for Class B shares) of the former Galaxy Quality Plus Bond Fund (the "Galaxy Fund") for periods prior to November 25, 2002, the date on which Class A shares and Class B shares were initially offered by the fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A shares and Prime B shares (November 1, 1998). Class A shares and Class B shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class A shares and Class B shares exceed expenses paid by Retail A shares. The returns shown for Class C shares include the returns of Prime B shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 25, 2002, the date on which Class C shares were initially offered by the fund. The returns shown for Class C shares also include the returns of Retail A shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Prime B shares and Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A shares or Prime B shares. The returns for Class G shares and Class T shares include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T shares and Class G shares were initially offered by the fund. The returns shown for Class G shares also include the returns of Retail A shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Fund (March 4, 1996). Retail A shares of the Galaxy Fund were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns to Retail A shares and Retail B shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares or Retail B shares. Class T shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class T shares exceed expenses paid by Retail A shares. The returns for Class Z shares include returns of Trust shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the fund. Trust shares of the Galaxy Fund were initially offered on December 14, 1990.

Understanding Your Expenses – Columbia Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

05/01/06 – 10/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.70	1,020.82	4.48	4.43	0.87
Class B	1,000.00	1,000.00	1,038.82	1,017.04	8.33	8.24	1.62
Class C	1,000.00	1,000.00	1,039.52	1,017.80	7.56	7.48	1.47
Class G	1,000.00	1,000.00	1,039.82	1,018.05	7.30	7.22	1.42
Class T	1,000.00	1,000.00	1,043.20	1,021.32	3.97	3.92	0.77
Class Z	1,000.00	1,000.00	1,044.01	1,022.08	3.19	3.16	0.62

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Core Bond Fund

Summary

■   For the six-month period ended October 31, 2006, the fund's Class A shares returned 4.27%, without sales charge. The fund's Class Z shares returned 4.40%. By comparison, the Lehman Brothers U.S. Aggregate Bond Index returned 4.60%.1 The average return of the fund's peer group, the Lipper Corporate Debt Funds A Rated Classification average was 4.33%.2 The fund's Class A shares performance fell just short of its benchmark and peer group, hampered slightly by heavier exposure to the gaming industry and the energy and wireless sectors.

■   Allocations to non-Treasury sectors aided the fund's performance. The fund had more exposure than the index to asset-backed securities, mortgage-backed securities and corporate bonds. In fact, we raised the fund's allocation to the mortgage sector during the period. It had less exposure than the index to Treasury and agency bonds. Within corporate bonds, an overweight in finance, particularly in banking, enhanced the fund's return, as did an emphasis on electric utilities, as both sectors performed well. A modest underweight in insurance was a drag on performance as these bonds performed well on the heels of a mild hurricane season. The fund's positioning with respect to duration, a measure of interest rate sensitivity, was generally in line with the index and, as such, had little or no impact on performance.

■   The fund lost some ground from its gaming holdings as rumors surrounding a leveraged buyout (LBO) of Harrah's pushed the bonds in the sector lower. The industry was considered an unlikely candidate for such a move, due to potential licensing issues. An overweight in energy and wireless also proved to be a slight drag on performance. Energy underperformed for much of the year but rose near the end of the period as commodity prices dipped.

■   In an environment of slowing economic growth, we maintained the fund's emphasis on sectors that offer a yield advantage over Treasury bonds. We believe that the Federal Reserve Board is unlikely to raise short-term interest rates in this environment, and we expect long-term Treasury yields to remain relatively stable. However, we would reconsider our strategy should our assumptions about the economy and interest rates change.

Portfolio Management

Marie M. Schofield has managed Columbia Core Bond Fund since February 1996 and has been with the advisor or its predecessors or affiliate organizations since February 1990.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. Investing in foreign fixed-income markets carries additional risks associated with foreign political and economic developments and changes in currency exchange rates. When interest rates go up, bond prices typically drop, and vice versa.

1The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+4.27%

Class A shares (without sales charge)

+4.60%

Lehman Brothers U.S. Aggregate Bond Index

Management Style

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Financial Statements – Columbia Core Bond Fund (October 31, 2006)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio – Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Mortgage-Backed Securities – 33.3%

	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
4.500% 06/01/21	8,332,375	8,050,850
5.000% 12/01/13	1,392,624	1,376,566
5.000% 01/01/19	400,890	395,541
5.000% 05/01/21	36,235,000	35,673,125
5.500% 02/01/18	1,247,018	1,250,421
5.500% 03/01/18	426,075	427,238
5.500% 04/01/21	10,353,827	10,360,514
5.500% 07/01/21	71,210,887	71,256,879
5.500% 10/01/21	8,000,000	8,005,167
5.500% 03/01/33	87,067	86,349
6.000% 12/01/16	9,999,006	9,991,805
6.000% 11/01/28	248,622	251,710
6.500% 04/01/32	426,771	437,384
7.000% 12/01/10	60,073	61,564
7.000% 12/01/14	90,712	93,097
7.000% 11/01/25	4,527	4,686
7.000% 03/01/27	5,156	5,340
7.000% 10/01/31	54,042	55,764
7.500% 09/01/25	2,867	2,996
7.500% 10/01/29	129,246	134,963
8.000% 06/01/07	568	569
8.000% 06/01/26	3,188	3,360
8.750% 09/01/09	3,951	4,019
8.750% 07/01/15	764	773
9.000% 10/01/15	1,236	1,235
9.000% 10/01/16	11,564	12,193
9.000% 04/01/17	5,464	5,460
9.000% 10/01/19	2,406	2,419
9.250% 05/01/09	43,610	44,985
9.250% 08/01/15	3,980	4,065
9.500% 09/01/10	3,569	3,691
9.500% 03/01/11	306	322
9.500% 04/01/11	3,108	3,274
9.500% 09/01/16	1,511	1,628
9.500% 11/01/16	931	1,003
10.000% 02/01/09	2,002	2,094
10.000% 05/01/11	5,128	5,197
10.000% 12/01/13	1,460	1,504
Federal National Mortgage Association
5.000% 04/01/21	3	3
5.000% 02/01/36	108,743,384	105,024,207
5.240% 09/01/12	2,448,188	2,449,242
5.500% 09/01/21	14,800,000	14,816,341
5.500% 10/01/21	14,000,000	14,015,459
5.500% 11/01/21	8,754,000	8,763,666
6.000% 05/01/13	102,182	103,845
6.000% 04/01/21	759,183	771,061
6.000% 05/01/21	215,440	218,811
6.000% 07/01/21	345,376	350,780
6.000% 12/01/31	996,438	1,014,760

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
6.000% 10/01/36	46,748,825	47,038,265
6.120% 10/01/08	1,344,226	1,357,363
6.500% 05/01/11	280,948	286,522
6.500% 06/01/13	88,715	90,549
6.500% 06/01/28	152,214	156,358
6.500% 06/01/31	198,453	203,425
6.500% 08/01/31	772,551	791,908
6.500% 09/01/31	286,450	293,627
6.565% 12/01/07	1,591,239	1,595,368
6.600% 11/01/07	1,434,040	1,436,774
7.000% 06/01/32	104,560	107,910
7.199% 08/01/36 (a)	169,545	169,597
7.500% 10/01/15	48,485	50,190
7.500% 01/01/30	12,711	13,274
7.500% 03/01/30	19,899	20,732
7.785% 02/01/19	2,733,941	2,892,975
8.000% 03/01/07	215	215
8.000% 07/01/07	2,635	2,650
8.000% 12/01/09	38	38
8.000% 12/01/29	368,438	390,710
8.000% 02/01/30	70,300	74,457
8.000% 03/01/30	97,479	102,856
8.000% 04/01/30	117,372	123,846
8.000% 05/01/30	14,020	14,793
8.500% 08/01/17	2,144	2,245
10.000% 10/01/20	161,566	179,759
10.000% 12/01/20	233,937	261,021
TBA:
5.500% 11/13/36 (b)	199,159,000	196,793,987
6.500% 11/13/36 (b)	33,205,000	33,837,954
Government National Mortgage Association
4.750% 07/20/21 (a)	76,624	77,335
4.750% 07/20/22 (a)	87,489	88,280
5.375% 04/20/22 (a)	350,464	352,147
5.500% 12/15/13	7,266	7,312
5.500% 01/15/14	52,705	53,047
5.500% 02/15/14	103,593	104,265
5.500% 03/15/14	224,448	225,904
5.500% 04/15/14	200,711	202,014
5.500% 05/15/14	185,628	186,833
5.500% 06/15/14	196,442	197,716
6.500% 06/15/11	32,603	33,305
6.500% 08/15/12	14,244	14,553
6.500% 03/15/13	27,110	27,703
6.500% 04/15/13	42,985	43,927
6.500% 05/15/13	46,703	47,727
6.500% 06/15/13	949	970
6.500% 07/15/13	24,805	25,348
6.500% 09/15/13	122,592	125,279
6.500% 10/15/13	491,432	502,201

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
6.500% 11/15/13	195,544	199,829
6.500% 07/15/14	20,592	21,058
6.500% 08/15/14	101,301	103,593
6.500% 06/15/28	109,654	113,076
6.500% 01/15/29	59,340	61,165
6.500% 03/15/29	1,987	2,048
6.500% 09/15/32	52,640	54,204
7.000% 05/15/12	72,049	74,260
7.000% 09/15/13	49,928	51,468
7.000% 11/15/22	151,985	157,021
7.000% 10/15/23	82,936	85,730
7.000% 06/15/26	273,300	282,855
7.000% 10/15/27	31,657	32,778
7.000% 05/15/28	111,923	115,759
7.000% 06/15/28	12,370	12,794
7.000% 12/15/28	254,640	263,367
7.000% 08/15/29	32,845	33,980
7.000% 02/15/30	14,835	15,349
7.000% 05/15/32	204,608	211,620
7.500% 04/15/26	168,997	176,521
7.500% 02/15/27	17,226	18,000
7.500% 09/15/29	571,262	595,912
7.500% 03/15/30	87,692	91,432
8.000% 06/15/25	5,393	5,714
8.000% 10/15/25	18,720	19,835
8.000% 01/15/26	12,490	13,241
8.000% 02/15/26	3,122	3,309
8.000% 05/15/26	2,272	2,409
8.000% 06/15/26	13,635	14,456
8.000% 03/15/27	34,189	36,242
9.000% 03/15/08	4,367	4,463
9.000% 11/15/08	2,369	2,421
9.000% 11/15/17	72,265	77,179
9.500% 09/15/16	8,764	9,489
9.500% 08/15/20	2,034	2,226
9.500% 12/15/20	2,740	2,999
10.000% 05/15/16	3,675	4,062
10.000% 07/15/17	17,148	19,004
10.000% 08/15/17	13,850	15,349
10.000% 08/15/18	607	673
11.500% 06/15/13	29,130	32,202
Total Mortgage-Backed Securities (Cost of $585,331,482)		589,192,251

Corporate Fixed-Income Bonds & Notes – 27.9%

Basic Materials – 0.1%
Chemicals – 0.1%
	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	1,298,000	1,268,143
	Chemicals Total		1,268,143
Basic Materials Total			1,268,143

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

Communications – 2.4%		Par ($)	Value ($)
Media – 1.0%
	Comcast Corp.
	5.900% 03/15/16	3,295,000	3,316,391
	6.500% 11/15/35	4,690,000	4,788,884
	News America, Inc.
	6.400% 12/15/35 (c)	3,900,000	3,910,542
	Time Warner Entertainment Co. LP
	7.250% 09/01/08	1,785,000	1,842,275
	8.375% 07/15/33	621,000	756,602
	Time Warner, Inc.
	9.125% 01/15/13 (c)	927,000	1,082,421
	Viacom, Inc.
	6.875% 04/30/36	1,800,000	1,812,490
	Media Total		17,509,605
Telecommunication Services – 1.4%
	America Movil SA de CV
	5.750% 01/15/15	3,405,000	3,378,802
	Nextel Communications, Inc.
	6.875% 10/31/13	1,090,000	1,113,774
	Sprint Capital Corp.
	6.000% 01/15/07	1,450,000	1,450,721
	8.750% 03/15/32	2,350,000	2,903,321
	Telecom Italia Capital SA
	7.200% 07/18/36 (c)	1,775,000	1,864,831
	Telefonica Emisones SAU
	5.984% 06/20/11	4,835,000	4,939,436
	TELUS Corp.
	7.500% 06/01/07	3,625,000	3,666,532
	Vodafone Group PLC
	5.750% 03/15/16 (c)	6,140,000	6,158,027
	Telecommunication Services Total		25,475,444
Communications Total			42,985,049
Consumer Cyclical – 1.8%
Airlines – 0.1%
	Continental Airlines, Inc.
	7.461% 04/01/15	774,058	785,669
	Airlines Total		785,669
Auto Manufacturers – 0.4%
	DaimlerChrysler NA Holding Corp.
	5.870% 09/10/07 (a)	5,180,000	5,192,934
	8.500% 01/18/31 (c)	1,635,000	1,964,703
	Auto Manufacturers Total		7,157,637
Home Builders – 0.4%
	Centex Corp.
	6.500% 05/01/16 (c)	4,620,000	4,734,969
	D.R. Horton, Inc.
	5.625% 09/15/14	2,575,000	2,461,154
	Home Builders Total		7,196,123

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Lodging – 0.4%
	Harrah's Operating Co., Inc.
	5.625% 06/01/15	8,855,000	7,464,464
	Lodging Total		7,464,464
Retail – 0.5%
	CVS Corp.
	5.298% 01/11/27 (d)	904,219	863,999
	5.750% 08/15/11	1,220,000	1,238,703
	Federated Department Stores, Inc.
	6.900% 04/01/29	1,490,000	1,538,258
	Wal-Mart Stores, Inc.
	4.125% 02/15/11 (c)	4,350,000	4,197,384
	5.250% 09/01/35	1,405,000	1,321,575
	Retail Total		9,159,919
Consumer Cyclical Total			31,763,812
Consumer Non-Cyclical – 2.6%
Beverages – 0.2%
	SABMiller PLC
	6.200% 07/01/11 (d)	2,755,000	2,829,702
	Beverages Total		2,829,702
Food – 1.0%
	Fred Meyer, Inc.
	7.450% 03/01/08	2,444,000	2,504,685
	Kraft Foods, Inc.
	6.250% 06/01/12 (c)	5,695,000	5,933,979
	Kroger Co.
	7.500% 04/01/31	1,450,000	1,624,222
	8.000% 09/15/29	2,930,000	3,364,601
	Safeway, Inc.
	5.625% 08/15/14	2,255,000	2,234,387
	Tyson Foods, Inc.
	8.250% 10/01/11	1,810,000	1,941,355
	Food Total		17,603,229
Healthcare Services – 0.6%
	Aetna, Inc.
	6.000% 06/15/16 (c)	4,755,000	4,917,393
	6.625% 06/15/36	5,350,000	5,764,170
	Healthcare Services Total		10,681,563
Household Products/Wares – 0.3%
	Fortune Brands, Inc.
	5.125% 01/15/11 (c)	3,815,000	3,744,892
	5.375% 01/15/16	2,250,000	2,131,670
	Household Products/Wares Total		5,876,562

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Pharmaceuticals – 0.5%
	Wyeth
	5.500% 02/01/14	3,550,000	3,571,222
	5.500% 02/15/16	5,680,000	5,695,858
	Pharmaceuticals Total		9,267,080
Consumer Non-Cyclical Total			46,258,136
Diversified – 0.2%
Holding Companies-Diversified – 0.2%
	Hutchison Whampoa International Ltd.
	6.250% 01/24/14 (d)	3,000,000	3,114,615
	Holding Companies-Diversified Total		3,114,615
Diversified Total			3,114,615
Energy – 2.6%
Oil & Gas – 2.2%
	Amerada Hess Corp.
	7.125% 03/15/33 (c)	1,660,000	1,848,671
	7.300% 08/15/31	2,085,000	2,364,523
	Anadarko Petroleum Corp.
	5.950% 09/15/16	3,365,000	3,417,444
	6.450% 09/15/36	4,085,000	4,234,164
	Marathon Oil Corp.
	6.000% 07/01/12	7,685,000	7,923,043
	Nexen, Inc.
	5.875% 03/10/35	5,425,000	5,190,477
	Petrobras International Finance Co.
	8.375% 12/10/18	435,000	510,037
	Qatar Petroleum
	5.579% 05/30/11 (d)	2,795,000	2,815,281
	Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20 (d)	3,000,000	2,894,820
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (d)	2,130,000	2,141,302
	Valero Energy Corp.
	6.875% 04/15/12	5,302,000	5,644,546
	Oil & Gas Total		38,984,308
Pipelines – 0.4%
	Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,383,928
	Energy Transfer Partners LP
	6.125% 02/15/17	2,320,000	2,356,431
	6.625% 10/15/36	2,120,000	2,177,481
	TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,409,493
	Pipelines Total		7,327,333
Energy Total			46,311,641

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

Financials – 13.8%		Par ($)	Value ($)
Banks – 4.0%
	Bank One Corp.
	7.875% 08/01/10	1,835,000	1,999,196
	HSBC Bank USA
	3.875% 09/15/09	14,790,000	14,334,734
	Oesterreichische Kontrollbank AG
	5.125% 03/20/07 (c)	6,075,000	6,074,678
	PNC Funding Corp.
	5.125% 12/14/10	3,105,000	3,099,566
	Scotland International Finance
	4.250% 05/23/13 (d)	1,700,000	1,605,963
	Union Planters Corp.
	4.375% 12/01/10	4,155,000	4,049,206
	USB Capital IX
	6.189% 04/15/42 (a)	2,580,000	2,634,221
	Wachovia Capital Trust III
	5.800% 03/15/42 (a)	2,035,000	2,052,922
	Wachovia Corp.
	4.375% 06/01/10 (c)	2,000,000	1,954,964
	5.300% 10/15/11	7,535,000	7,574,160
	5.625% 12/15/08	2,790,000	2,813,076
	Wells Fargo & Co.
	4.875% 01/12/11 (c)	9,585,000	9,515,250
	5.490% 09/15/09 (a)	13,065,000	13,086,975
	Banks Total		70,794,911
Diversified Financial Services – 6.6%
	American Express Co.
	6.800% 09/01/66 (a)	2,495,000	2,653,121
	American General Finance Corp.
	5.400% 12/01/15 (c)	3,925,000	3,897,258
	Ameriprise Financial, Inc.
	7.518% 06/01/66 (a)	2,880,000	3,131,781
	Caterpillar Financial Services Corp.
	4.500% 09/01/08 (c)	3,705,000	3,657,969
	CIT Group, Inc.
	5.850% 09/15/16	7,185,000	7,289,880
	7.375% 04/02/07	1,845,000	1,860,249
	Citigroup, Inc.
	5.300% 01/07/16	11,680,000	11,638,361
	Countrywide Financial Corp.
	6.250% 05/15/16	1,815,000	1,848,746
	Countrywide Home Loans, Inc.
	4.125% 09/15/09	5,235,000	5,079,871
	Ford Motor Credit Co.
	7.375% 10/28/09	5,915,000	5,757,495
	7.375% 02/01/11	1,630,000	1,557,434
	General Electric Capital Corp.
	5.510% 12/15/09 (a)	11,530,000	11,562,053
	6.750% 03/15/32 (c)	4,400,000	5,080,579
	General Motors Acceptance Corp.
	6.150% 04/05/07	988,000	987,008

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Goldman Sachs Group, Inc.
5.350% 01/15/16	4,580,000	4,524,454
6.600% 01/15/12	2,503,000	2,648,712
6.875% 01/15/11	2,390,000	2,534,942
HSBC Finance Corp.
5.696% 11/16/09 (a)	7,540,000	7,579,570
International Lease Finance Corp.
4.875% 09/01/10	3,200,000	3,162,006
JPMorgan Chase & Co.
4.600% 01/17/11	3,325,000	3,256,136
JPMorgan Chase Capital XVIII
6.950% 08/17/36	2,260,000	2,446,477
Lehman Brothers Holdings, Inc.
5.500% 04/04/16 (c)	985,000	985,879
Morgan Stanley
5.750% 10/18/16	2,695,000	2,738,430
National Rural Utilities Cooperative Finance Corp.
3.250% 10/01/07	1,023,000	1,005,022
Prudential Funding LLC
6.600% 05/15/08 (d)	2,860,000	2,916,814
Residential Capital Corp.
6.375% 06/30/10	3,000,000	3,044,655
6.500% 04/17/13	10,050,000	10,227,312
SLM Corp.
5.587% 07/25/08 (a)	4,345,000	4,359,638
Diversified Financial Services Total		117,431,852
Insurance – 1.0%
Hartford Life Global Funding Trusts
5.560% 09/15/09 (a)	4,355,000	4,368,640
ING Groep NV
5.775% 12/29/49 (a)	5,400,000	5,375,905
Liberty Mutual Group, Inc.
7.500% 08/15/36 (d)	5,310,000	5,906,122
Prudential Financial, Inc.
4.750% 04/01/14	2,900,000	2,779,003
Insurance Total		18,429,670
Real Estate – 0.2%
EOP Operating LP
7.000% 07/15/11	2,545,000	2,706,391
Real Estate Total		2,706,391
Real Estate Investment Trusts (REITs) – 1.5%
Archstone-Smith Trust
5.750% 03/15/16 (c)	7,060,000	7,152,825
Camden Property Trust
5.375% 12/15/13	1,744,000	1,727,774
Health Care Property Investors, Inc.
6.300% 09/15/16	3,450,000	3,511,834
7.072% 06/08/15	2,380,000	2,518,942

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
	iStar Financial, Inc.
	5.800% 03/15/11	3,000,000	3,022,854
	Simon Property Group LP
	5.450% 03/15/13 (c)	3,555,000	3,556,547
	5.875% 03/01/17	4,250,000	4,328,085
	Real Estate Investment Trusts (REITs) Total		25,818,861
Savings & Loans – 0.5%
	Washington Mutual Bank
	6.750% 05/20/36	3,680,000	3,984,207
	Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (a)(d)	5,000,000	4,975,950
	Savings & Loans Total		8,960,157
Financials Total			244,141,842
Industrials – 1.1%
Aerospace & Defense – 0.3%
	Embraer Overseas Ltd.
	6.375% 01/24/17 (d)	250,000	250,000
	Raytheon Co.
	7.200% 08/15/27	3,395,000	3,999,262
	Total Aerospace & Defense		4,249,262
Building Materials – 0.1%
	Masco Corp.
	6.125% 10/03/16	1,840,000	1,847,342
	Building Materials Total		1,847,342
Machinery-Construction & Mining – 0.1%
	Caterpillar, Inc.
	6.050% 08/15/36	1,730,000	1,813,538
	Machinery-Construction & Mining Total		1,813,538
Miscellaneous Manufacturing – 0.1%
	Siemens Financieringsmaatschappij NV
	6.125% 08/17/26 (d)	1,355,000	1,409,544
	Miscellaneous Manufacturing Total		1,409,544
Transportation – 0.5%
	Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,260,000	1,599,274
	Union Pacific Corp.
	4.875% 01/15/15	2,125,000	2,050,221
	6.650% 01/15/11	5,550,000	5,831,713
	Transportation Total		9,481,208
Industrials Total			18,800,894

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

Utilities – 3.3%		Par ($)	Value ($)
Electric – 3.0%
	American Electric Power Co., Inc.
	5.250% 06/01/15 (c)	1,465,000	1,430,574
	Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,515,445
	Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,166,419
	5.950% 08/15/16	3,465,000	3,506,126
	Consolidated Edison Co. of New York
	7.150% 12/01/09	4,130,000	4,353,462
	Dominion Resources, Inc.
	5.664% 09/28/07 (a)	5,965,000	5,966,855
	Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,390,117
	FPL Energy National Wind LLC
	5.608% 03/10/24 (d)	924,460	907,311
	Hydro Quebec
	8.500% 12/01/29	2,240,000	3,161,133
	ITC Holdings Corp.
	5.250% 07/15/13 (d)	3,860,000	3,731,126
	MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	2,921,533
	Pacific Gas & Electric Co.
	6.050% 03/01/34	2,230,000	2,277,958
	Progress Energy, Inc.
	7.750% 03/01/31	3,755,000	4,573,162
	Scottish Power PLC
	4.910% 03/15/10	3,000,000	2,958,000
	Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,419,595
	5.625% 02/01/36	1,535,000	1,509,970
	TXU Energy Co. LLC
	7.000% 03/15/13	2,373,000	2,499,631
	Virginia Electric & Power Co.
	5.375% 02/01/07	2,607,000	2,606,077
	5.400% 01/15/16	2,290,000	2,265,632
	Electric Total		53,160,126
Gas – 0.3%
	Atmos Energy Corp.
	4.950% 10/15/14	3,475,000	3,293,539
	Southern California Gas Co.
	5.570% 12/01/09 (a)	2,080,000	2,083,948
	Gas Total		5,377,487
Utilities Total			58,537,613
	Total Corporate Fixed-Income Bonds & Notes (Cost of $491,116,090)		493,181,745

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Asset-Backed Securities – 15.5%

	Par ($)	Value ($)
ACE Securities Corp.
5.450% 05/25/36 (a)	3,050,000	3,050,820
AmeriCredit Automobile Receivables Trust
3.930% 10/06/11	3,500,000	3,443,367
4.730% 07/06/10	2,500,000	2,476,300
Bay View Auto Trust
5.310% 06/25/14	2,550,000	2,541,378
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	3,886	3,903
Capital Auto Receivables Asset Trust
5.500% 04/20/10 (d)	1,850,000	1,857,730
Carmax Auto Owner Trust
5.370% 06/15/12	2,125,000	2,143,208
Centex Home Equity
5.590% 10/25/35 (a)	3,600,000	3,601,529
Chase Manhattan Auto Owner Trust
2.830% 09/15/10	1,725,000	1,688,132
Citibank Credit Card Issuance Trust
2.550% 01/20/09	5,000,000	4,969,762
Citibank Credit Card Master Trust I
5.875% 03/10/11	4,000,000	4,076,213
CitiFinancial Mortgage Securities, Inc.
2.645% 04/25/34	2,311,817	2,243,738
Countrywide Asset-Backed Certificates
5.430% 06/25/21 (a)	9,365,149	9,365,116
5.444% 01/25/37 (a)	8,021,823	8,021,795
Countrywide Home Equity Loan Trust
5.540% 01/15/34 (a)	1,701,375	1,703,233
Credit-Based Asset Servicing and Securitization
5.545% 11/25/35	2,950,000	2,938,410
Equity One ABS, Inc.
5.660% 07/25/34 (a)	776,986	780,258
First Plus Home Loan Trust
7.720% 05/10/24	32,634	33,169
Ford Credit Auto Owner Trust
4.080% 06/15/10	3,500,000	3,437,217
5.680% 06/15/12	2,300,000	2,317,744
Fremont Home Loan Trust
5.420% 05/25/36 (a)	4,000,000	4,000,512
5.430% 02/25/36 (a)	6,925,000	6,925,878
5.520% 08/25/36 (a)	9,605,895	9,605,855
GE Equipment Small Ticket LLC
4.620% 12/22/14 (d)	1,533,502	1,518,043
5.120% 06/22/15 (d)	4,779,932	4,796,803
Green Tree Financial Corp.
8.250% 07/15/27	722,800	762,997
GS Auto Loan Trust
4.980% 11/15/13	2,676,058	2,661,730
GSAA Trust
4.316% 11/25/34 (a)	2,000,000	1,960,944
4.651% 04/25/34 (a)	748,155	744,580
Hyundai Auto Receivables Trust
4.200% 02/15/12	2,650,000	2,603,332

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
JPMorgan Mortgage Acquisition Corp.
5.440% 04/25/36 (a)	5,500,000	5,500,661
5.627% 10/25/35	3,651,000	3,660,871
Long Beach Auto Receivables Trust
4.522% 06/15/12	3,000,000	2,961,317
Long Beach Mortgage Loan Trust
5.420% 05/25/36 (a)	3,425,000	3,425,456
MBNA Credit Card Master Note Trust
4.950% 06/15/09 (e)	2,750,000	2,748,564
Memory Lane Advance Receivables Backed Notes
5.060% 10/24/14 (d)	5,000,000	4,939,700
Merrill Lynch Mortgage Investors, Inc.
5.470% 05/25/37 (a)	6,983,857	6,983,827
Morgan Stanley Mortgage Loan Trust
5.450% 08/25/36 (a)	8,249,012	8,248,978
Nomura Home Equity Loan, Inc.
5.440% 03/25/36 (a)	2,000,000	2,000,274
Oakwood Mortgage Investors, Inc.
7.100% 08/15/27	745,051	750,586
Onyx Acceptance Grantor Trust
3.890% 02/15/11	2,000,000	1,975,033
Origen Manufactured Housing
4.490% 05/15/18	1,100,000	1,084,403
Renaissance Home Equity Loan Trust
5.565% 02/25/36	11,020,000	11,039,816
Residential Asset Mortgage Products, Inc.
3.981% 04/25/29	1,100,000	1,090,822
4.480% 09/25/29 (a)	3,495,564	3,474,995
5.390% 05/25/36 (a)	7,035,595	7,036,590
5.670% 10/25/34	2,000,000	1,975,212
Residential Asset Securities Corp.
5.430% 06/25/36 (a)	3,000,000	2,999,985
Residential Funding Mortgage Securities II, Inc.
4.700% 08/25/34	1,715,000	1,694,842
5.110% 09/25/35	2,500,000	2,447,520
Small Business Administration
4.340% 03/01/24	11,238,966	10,720,059
4.500% 03/01/23	5,611,055	5,425,530
4.890% 09/01/22	4,668,030	4,612,064
5.110% 04/01/25	3,598,879	3,578,086
5.180% 05/01/24	7,929,310	7,931,692
5.240% 08/01/23	5,549,318	5,567,119
5.310% 08/01/22	6,477,206	6,517,287
5.520% 06/01/24	3,538,601	3,590,088
5.660% 07/01/22	3,131,538	3,188,868
Small Business Administration Participation Certificates
5.570% 03/01/26	2,677,465	2,723,167
Soundview Home Equity Loan Trust
5.420% 07/25/36 (a)	8,500,000	8,499,959
5.520% 11/25/35 (a)	7,970,526	7,969,755
UPFC Auto Receivables Trust
5.490% 05/15/12	3,245,000	3,268,666

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
Volkswagen Auto Lease Trust
5.500% 09/21/09	4,500,000	4,528,457
Waverly Community School
5.450% 06/25/36 (a)	3,407,069	3,407,056
Wells Fargo Financial Auto Owner Trust
2.670% 08/16/10	6,968,230	6,860,694
WFS Financial Owner Trust
2.410% 12/20/10	2,893,838	2,864,323
2.810% 08/22/11	7,048,685	6,909,612
4.620% 11/19/12	3,500,000	3,466,945
Total Asset-Backed Securities (Cost of $275,247,199)		273,942,575

Government & Agency Obligations – 13.9%

Foreign Government Obligations – 1.5%
Export Development of Canada
4.000% 08/01/07 (c)	2,325,000	2,305,200
Inter-American Development Bank
5.125% 09/13/16	1,830,000	1,860,367
Province of British Columbia
5.375% 10/29/08	3,000,000	3,028,257
Province of Ontario
5.000% 10/18/11	7,000,000	7,030,933
Province of Quebec
5.000% 07/17/09	2,000,000	2,000,050
5.000% 03/01/16 (c)	5,725,000	5,670,796
Republic of Finland
4.750% 03/06/07	2,145,000	2,139,416
Republic of South Africa
6.500% 06/02/14	2,134,000	2,240,700
Foreign Government Obligations Total		26,275,719
U.S. Government Agencies – 8.9%
Federal Home Loan Mortgage Corp.
3.625% 06/10/10	3,000,000	2,875,941
4.000% 09/22/09	2,000,000	1,954,148
4.125% 05/12/10	6,000,000	5,858,304
4.150% 05/05/10	5,000,000	4,886,610
5.000% 01/30/14	12,900,000	12,812,977
5.000% 11/13/14	3,900,000	3,899,392
5.250% 05/21/09	24,500,000	24,731,549
5.750% 06/27/16	3,000,000	3,131,520
6.000% 06/27/11	36,935,000	37,060,025
Federal National Mortgage Association
4.125% 04/28/10	3,000,000	2,929,014
5.250% 09/15/16	1,980,000	2,024,855
5.375% 08/15/09	25,000,000	25,326,300
5.800% 02/09/26	2,000,000	1,989,928
6.000% 04/18/36	11,200,000	11,495,008
6.125% 08/17/26	12,475,000	12,605,089
6.250% 05/15/29	1,500,000	1,719,675

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
Small Business Administration
6.000% 09/01/18	2,254,661	2,303,464
U.S. Government Agencies Total		157,603,799
U.S. Government Obligations – 3.5%
U.S. Treasury Bonds
4.500% 02/15/36 (c)	10,329,000	9,969,096
4.875% 08/15/16 (c)	9,830,000	10,034,277
6.250% 08/15/23 (c)	4,868,000	5,665,135
U.S. Treasury Inflation Index Notes
2.000% 01/15/14 (c)	1,931,020	1,882,065
3.625% 01/15/08	1,072,726	1,074,317
U.S. Treasury Notes
4.250% 08/15/13 (c)	2,990,000	2,932,069
4.375% 12/15/10 (c)	1,335,000	1,325,040
4.500% 09/30/11 (c)(f)	28,035,000	27,937,522
U.S. Government Obligations Total		60,819,521
Total Government & Agency Obligations (Cost of $242,876,154)		244,699,039

Commercial Mortgage-Backed Securities – 7.0%

Bear Stearns Commercial Mortgage Securities
5.750% 09/11/38 (a)	7,500,000	7,788,285
Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,765,000	3,637,512
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.648% 10/15/48	13,000,000	13,000,000
CS First Boston Mortgage Securities Corp.
5.230% 12/15/40 (a)	6,080,000	6,021,180
5.557% 02/15/39 (a)	6,900,000	7,026,954
Greenwich Capital Commercial Funding Corp.
5.912% 07/10/38 (a)	6,445,000	6,758,859
JPMorgan Chase Commercial Mortgage Securities Corp.
4.134% 10/15/37	8,046,810	7,801,424
4.780% 07/15/42	3,000,000	2,887,753
4.878% 01/15/42	2,000,000	1,942,681
5.149% 08/15/42 (a)(d)	2,500,000	2,393,049
5.440% 05/15/45	11,650,000	11,728,366
5.565% 04/15/43 (a)	5,700,000	5,780,338
5.855% 06/12/43 (a)	11,270,000	11,728,017
5.876% 04/15/45 (a)	4,645,000	4,853,205
LB-UBS Commercial Mortgage Trust
5.124% 11/15/32 (a)	6,865,000	6,831,461
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.980% 12/15/30 (a)	10,057,759	217,461
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.344% 02/12/39 (a)	5,905,000	6,014,794
Morgan Stanley Capital I
4.970% 12/15/41	7,949,000	7,825,973
5.779% 10/15/42 (a)	5,595,000	5,794,396

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust
5.962% 06/15/45 (a)	4,190,000	4,402,626
Total Commercial Mortgage-Backed Securities (Cost of $123,630,860)		124,434,334

Collateralized Mortgage Obligations – 6.6%

Agency – 2.5%
Federal Home Loan Mortgage Corp.
4.000% 05/15/14	8,250,000	8,101,543
4.000% 09/15/15	2,900,000	2,829,117
4.500% 02/15/27	440,000	432,158
4.500% 08/15/28	500,000	485,615
5.000% 08/15/16	3,526,149	3,507,764
I.O.:
5.500% 01/15/23	1,076,065	32,683
5.500% 05/15/27	1,495,022	108,454
Federal National Mortgage Association
4.500% 11/25/14	440,000	433,311
4.717% 08/25/12	4,813,794	4,722,824
5.000% 07/25/16	3,005,374	2,985,626
5.500% 08/25/17	2,818,360	2,824,800
5.500% 09/25/35	7,388,546	7,341,208
6.000% 12/25/16	162,690	164,499
6.000% 04/25/17	2,624,000	2,680,081
Government National Mortgage Association
4.374% 04/16/33	3,000,000	2,929,198
4.763% 01/16/25	4,540,683	4,527,399
Vendee Mortgage Trust
I.O.:
0.304% 03/15/29 (a)	10,738,922	115,000
0.442% 09/15/27 (a)	8,338,216	122,021
Agency Total		44,343,301
Non - Agency – 4.1%
American Home Mortgage Investment Trust
5.434% 06/25/36 (a)	8,910,750	8,911,758
Chaseflex Trust
5.500% 02/25/35	6,019,798	5,944,125
5.500% 06/25/35	4,697,900	4,683,343
Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35	2,800,000	2,775,434
5.598% 03/25/36	1,900,000	1,891,246
5.666% 08/25/35	1,885,000	1,856,038
6.428% 07/25/36 (a)	3,123,478	3,193,718
Countrywide Alternative Loan Trust
5.000% 07/25/35	3,051,373	2,974,758
5.250% 03/25/35	3,664,558	3,611,977
5.500% 09/25/35	4,795,303	4,675,508
First Horizon Alternative Mortgage Securities
6.000% 01/25/35	5,940,461	5,912,576

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
GMAC Mortgage Corp. Loan Trust
5.652% 04/19/36 (a)	2,834,398	2,813,160
GSAA Trust
3.519% 11/25/33	1,640,778	1,622,012
JPMorgan Mortgage Trust
4.975% 07/25/34 (a)	4,785,171	4,682,234
4.995% 10/25/35 (a)	3,500,000	3,457,969
Residential Accredit Loans, Inc.
5.500% 02/25/35	8,415,881	8,303,133
Rural Housing Trust
6.330% 04/01/26	475,187	469,612
Suntrust Alternative Loan Trust
6.066% 12/25/35 (a)	1,992,094	2,002,097
Washington Mutual, Inc.
4.674% 04/25/35 (a)	2,500,000	2,459,354
Non - Agency Total		72,240,052
Total Collateralized Mortgage Obligations (Cost of $118,429,655)		116,583,353

Securities Lending Collateral – 4.9%

State Street Navigator Securities Lending Prime Portfolio (g)	86,554,893	86,554,893
Total Securities Lending Collateral (Cost of $86,554,893)		86,554,893

Short-Term Obligations – 11.2%

U.S. Government Agencies & Obligations – 10.1%
Federal Home Loan Mortgage Corp.
5.030% 11/13/06 (h)	20,000,000	19,966,467
5.070% 11/13/06 (h)	17,540,000	17,510,357
Federal National Mortgage Association
5.030% 11/13/06 (h)	58,000,000	57,902,753
5.150% 11/08/06 (h)	83,590,000	83,506,294
U.S. Government Agencies & Obligations Total		178,885,871
Repurchase Agreement – 1.1%
Repurchase agreement with State Street Bank & Trust Co., dated 10/31/06, due 11/01/06 at 5.200%, collateralized by a U.S. Treasury Bond maturing 05/15/21, market value of $18,815,256 (repurchase proceeds $18,448,664)	18,446,000	18,446,000
Repurchase Agreement Total		18,446,000
Total Short-Term Obligations (Cost of $197,331,871)		197,331,871
Total Investments – 120.3% (Cost of $2,120,518,204)(i)		2,125,920,061
Other Assets & Liabilities, Net – (20.3)%		(358,355,191)
Net Assets – 100.0%		$1,767,564,870

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2006.

(b) Security purchased on a delayed delivery basis.

(c) All or a portion of this security is on loan at October 31, 2006. The total market value of securities on loan at October 31, 2006 is $85,470,502.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities, which are not illiquid, amounted to $51,867,874, which represents 2.9% of net assets.

(e) Investments in affiliates for the period ended October 31, 2006:

Security name: MBNA Credit Card Master Note Trust, 4.950% 06/15/09

Par as of 04/30/06:	$2,750,000
Par sold:	$—
Par as of 10/31/06:	$2,750,000
Net realized gain/loss:	$—
Interest income earned:	$68,063
Value at end of period:	$2,748,564

(f) A portion of this security with a market value of $697,566 is pledged as collateral for open futures contracts.

(g) Investment made with cash collateral received from securities lending activity.

(h) Zero-coupon bond. Rate represents annualized yield at date of purchase.

(i) Cost for federal income tax purposes is $2,120,925,345.

At October 31, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
10- Year U. S. Treasury Notes	300	$33,796,875	$33,012,100	Dec-2006	$784,775

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

At October 31, 2006, the composition of the Fund by revenue source was as follows:

Holdings by Revenue Source	% of Net Assets
Mortgage-Backed Securities	33.3%
Corporate Fixed-Income Bonds & Notes	27.9
Asset-Backed Securities	15.5
Government & Agency Obligations	13.9
Commercial Mortgage-Backed Securities	7.0
Collateralized Mortgage Obligations	6.6
104.2
Securities Lending Collateral	4.9
Short-Term Obligations	11.2
Other Assets & Liabilities, Net	(20.3)
100.0%

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Core Bond Fund
October 31, 2006 (Unaudited)

		($)
Assets	Unaffiliated investments, at cost	2,117,768,204
	Affiliated investments, at cost	2,750,000
	Total investments, at cost	2,120,518,204
	Unaffiliated investments, at value (including securities on loan of $85,470,502)	2,123,171,497
	Affiliated investments, at value	2,748,564
	Total investments, at value	2,125,920,061
	Receivable for:
	Investments sold	18,189,564
	Fund shares sold	1,640,525
	Interest	13,575,685
	Securities lending	8,331
	Dollar roll fee income	22,050
	Futures variation margin	225,000
	Deferred Trustees' compensation plan	90,072
	Total Assets	2,159,671,288
Liabilities	Payable to custodian bank	7,470,853
	Collateral on securities loaned	86,554,893
	Payable for:
	Investments purchased	57,382,456
	Investments purchased on a delayed delivery basis	230,760,493
	Fund shares repurchased	3,414,590
	Distributions	4,846,008
	Investment advisory fee	640,404
	Administration fee	100,870
	Transfer agent fee	307,431
	Pricing and bookkeeping fees	27,014
	Merger fee	274,266
	Trustees' fees	79,469
	Custody fee	10,377
	Distribution and service fees	38,788
	Chief compliance officer expenses	894
	Deferred Trustees' fees	90,072
	Deferred dollar roll fee income	6,454
	Other liabilities	101,086
	Total Liabilities	392,106,418
	Net Assets	1,767,564,870
Composition of Net Assets	Paid-in capital	1,782,363,675
	Undistributed net investment income	361,405
	Accumulated net realized loss	(21,346,842)
	Net unrealized appreciation on:
	Investments	5,401,857
	Futures contracts	784,775
	Net Assets	1,767,564,870

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Core Bond Fund
October 31, 2006 (Unaudited)

		($)
Class A	Net assets	64,583,485
	Shares outstanding	6,116,467
	Net asset value per share	10.56	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.56/0.9525)	11.09	(b)
Class B	Net assets	17,758,643
	Shares outstanding	1,681,856
	Net asset value and offering price per share	10.56	(a)
Class C	Net assets	7,274,184
	Shares outstanding	688,913
	Net asset value and offering price per share	10.56	(a)
Class G	Net assets	1,106,283
	Shares outstanding	104,774
	Net asset value and offering price per share	10.56	(a)
Class T	Net assets	24,931,621
	Shares outstanding	2,361,200
	Net asset value per share	10.56	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.56/0.9525)	11.09	(b)
Class Z	Net assets	1,651,910,654
	Shares outstanding	156,447,765
	Net asset value, offering and redemption price per share	10.56

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Core Bond Fund
For the Six Months Ended October 31, 2006 (Unaudited)

		($)
Investment Income	Interest	31,631,102
	Interest from affiliates	68,063
	Dollar roll fee income	653,632
	Securities lending	20,696
	Total Investment Income	32,373,493
Expenses	Investment advisory fee	2,668,940
	Administration fee	402,258
	Distribution fee:
	Class B	44,023
	Class C	18,782
	Class G	4,244
	Service fee:
	Class A	42,338
	Class B	14,674
	Class C	6,261
	Class G	979
	Class T	19,151
	Transfer agent fee	258,140
	Pricing and bookkeeping fees	101,308
	Trustees' fees	30,223
	Custody fee	19,263
	Merger costs	53,664
	Chief compliance officer expenses	5,089
	Non-recurring costs (See Note 9)	1,762
	Other expenses	182,984
	Total Expenses	3,874,083
	Fees waived by Distributor — Class C	(3,756)
	Non-recurring costs assumed by Investment Advisor (See Note 9)	(1,762)
	Custody earnings credit	(2,654)
	Net Expenses	3,865,911
	Net Investment Income	28,507,582
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	(3,079,132)
	Futures contracts	584,535
	Net realized loss	(2,494,597)
	Net change in unrealized appreciation on:
	Investments	26,749,026
	Futures contracts	1,693,572
	Net change in unrealized appreciation	28,442,598
	Net Gain	25,948,001
	Net Increase in Net Assets from Operations	54,455,583

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Core Bond Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended October 31, 2006 ($)	Year Ended April 30, 2006 ($)
Operations	Net investment income	28,507,582	42,702,488
	Net realized loss on investments and futures contracts	(2,494,597)	(13,989,054)
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	28,442,598	(29,282,045)
	Net Increase (Decrease) Resulting from Operations	54,455,583	(568,611)
Distributions Declared to Shareholders	From net investment income:
	Class A	(763,692)	(1,142,477)
	Class B	(221,184)	(356,498)
	Class C	(98,161)	(162,520)
	Class G	(25,829)	(100,370)
	Class T	(589,309)	(1,187,545)
	Class Z	(26,733,581)	(40,562,605)
	Total Distributions Declared to Shareholders	(28,431,756)	(43,512,015)
Share Transactions	Class A:
	Subscriptions	2,311,845	5,465,259
	Proceeds received in connection with merger	42,779,230	—
	Distributions reinvested	671,585	999,344
	Redemptions	(6,431,712)	(13,504,381)
	Net Increase (Decrease)	39,330,948	(7,039,778)
	Class B:
	Subscriptions	1,187,385	867,651
	Proceeds received in connection with merger	8,402,114	—
	Distributions reinvested	179,388	282,784
	Redemptions	(1,968,558)	(3,016,655)
	Net Increase (Decrease)	7,800,329	(1,866,220)
	Class C:
	Subscriptions	614,843	631,284
	Proceeds received in connection with merger	3,270,310	—
	Distributions reinvested	35,992	61,518
	Redemptions	(829,969)	(1,562,501)
	Net Increase (Decrease)	3,091,176	(869,699)
	Class G:
	Subscriptions	1,867	9,142
	Distributions reinvested	24,213	88,112
	Redemptions	(475,632)	(2,826,058)
	Net Decrease	(449,552)	(2,728,804)
	Class T:
	Subscriptions	330,233	1,734,059
	Distributions reinvested	503,761	1,015,845
	Redemptions	(2,732,839)	(6,012,451)
	Net Decrease	(1,898,845)	(3,262,547)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (Continued) – Columbia Core Bond Fund

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended October 31, 2006 ($)	Year Ended April 30, 2006 ($)
	Class Z:
	Subscriptions	84,794,693	232,907,623
	Proceeds received in connection with merger	716,437,185	—
	Distributions reinvested	8,377,573	15,071,183
	Redemptions	(130,322,652)	(185,149,300)
	Net Increase	679,286,799	62,829,506
	Net Increase from Share Transactions	727,160,855	47,062,458
	Total Increase in Net Assets	753,184,682	2,981,832
Net Assets	Beginning of period	1,014,380,188	1,011,398,356
	End of period	1,767,564,870	1,014,380,188
	Undistributed net investment income at end of period	361,405	285,579
Changes in Shares	Class A:
	Subscriptions	222,627	512,625
	Issued in connection with merger	4,091,206	—
	Issued for distributions reinvested	64,192	93,672
	Redemptions	(617,358)	(1,265,211)
	Net Increase (Decrease)	3,760,667	(658,914)
	Class B:
	Subscriptions	114,331	81,348
	Issued in connection with merger	803,041	—
	Issued for distributions reinvested	17,173	26,528
	Redemptions	(188,939)	(283,076)
	Net Increase (Decrease)	745,606	(175,200)
	Class C:
	Subscriptions	59,427	58,699
	Issued in connection with merger	312,786	—
	Issued for distributions reinvested	3,445	5,765
	Redemptions	(79,684)	(146,822)
	Net Increase (Decrease)	295,974	(82,358)
	Class G:
	Subscriptions	180	858
	Issued for distributions reinvested	2,324	8,249
	Redemptions	(45,811)	(265,470)
	Net Decrease	(43,307)	(256,363)
	Class T:
	Subscriptions	31,881	162,188
	Issued for distributions reinvested	48,337	95,298
	Redemptions	(263,341)	(564,322)
	Net Decrease	(183,123)	(306,836)
	Class Z:
	Subscriptions	8,152,057	21,793,944
	Issued in connection with merger	68,514,789	—
	Issued for distributions reinvested	803,462	1,413,965
	Redemptions	(12,512,255)	(17,391,006)
	Net Increase	64,958,053	5,816,903

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,						Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2006		2006 (a)		2005		2004 (b)		2003 (c)(d)		2002		2001
Net Asset Value, Beginning of Period	$10.36		$10.81		$10.93		$11.52		$11.29		$11.23		$10.35
Income from Investment Operations:
Net investment income	0.23	(e)	0.42	(e)	0.39	(e)	0.38	(e)	0.24	(e)	0.54	(f)	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	0.21		(0.44)		0.09		(0.30)		0.24		0.07	(f)	0.89
Total from Investment Operations	0.44		(0.02)		0.48		0.08		0.48		0.61		1.46
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.43)		(0.41)		(0.46)		(0.25)		(0.55)		(0.58)
From net realized gains	—		—		(0.19)		(0.21)		—		—		—
Total Distributions Declared to Shareholders	(0.24)		(0.43)		(0.60)		(0.67)		(0.25)		(0.55)		(0.58)
Net Asset Value, End of Period	$10.56		$10.36		$10.81		$10.93		$11.52		$11.29		$11.23
Total return (g)	4.27	%(i)	(0.27	)%(h)	4.52	%(h)	0.65	%(h)	4.28	%(h)(i)	5.64	%(h)	14.48	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.87	%(k)	0.91%		0.94%		1.02%		0.92	%(k)	0.89%		0.95%
Waiver/reimbursement	—		—	%(l)	—	%(l)	0.12%		0.22	%(k)	0.39%		0.38%
Net investment income (j)	4.52	%(k)	3.90%		3.75%		3.35%		4.20	%(k)	4.79	%(f)	5.33%
Portfolio turnover rate	117	%(i)	105%		118%		119%		42	%(i)	75%		131%
Net assets, end of period (000's)	$64,583		$24,417		$32,601		$2,105		$522		$59		$38

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)    On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  The Fund changed its fiscal year end from October 31 to April 30.

(d)  On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were renamed Liberty Quality Plus Bond Fund, Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $0.00, $0.00 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,						Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2006		2006 (a)		2005		2004 (b)		2003 (c)(d)		2002		2001
Net Asset Value, Beginning of Period	$10.36		$10.81		$10.93		$11.52		$11.29		$11.23		$10.35
Income from Investment Operations:
Net investment income	0.20	(e)	0.34	(e)	0.31	(e)	0.29	(e)	0.20	(e)	0.44	(f)	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.44)		0.09		(0.30)		0.24		0.08	(f)	0.89
Total from Investment Operations	0.40		(0.10)		0.40		(0.01)		0.44		0.52		1.38
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.35)		(0.33)		(0.37)		(0.21)		(0.46)		(0.50)
From net realized gains	—		—		(0.19)		(0.21)		—		—		—
Total Distributions Declared to Shareholders	(0.20)		(0.35)		(0.52)		(0.58)		(0.21)		(0.46)		(0.50)
Net Asset Value, End of Period	$10.56		$10.36		$10.81		$10.93		$11.52		$11.29		$11.23
Total return (g)	3.88	%(i)	(1.01	)%(h)	3.74	%(h)	(0.12	)%(h)	3.89	%(h)(i)	4.86	%(h)	13.65	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.62	%(k)	1.66%		1.69%		1.81%		1.68	%(k)	1.64%		1.68%
Waiver/reimbursement	—		—	%(l)	—	%(l)	0.11%		0.22	%(k)	0.30%		0.28%
Net investment income (j)	3.79	%(k)	3.15%		2.97%		2.60%		3.45	%(k)	4.04	%(f)	4.60%
Portfolio turnover rate	117	%(i)	105%		118%		119%		42	%(i)	75%		131%
Net assets, end of period (000's)	$17,759		$9,704		$12,019		$1,541		$900		$268		$290

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)  On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  The Fund changed its fiscal year end from October 31 to April 30.

(d)  On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were renamed Liberty Quality Plus Bond Fund, Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,			Period Ended April 30,
Class C Shares	2006		2006 (a)	2005	2004 (b)	2003 (c)
Net Asset Value, Beginning of Period	$10.36		$10.81	$10.93	$11.52	$11.21
Income from Investment Operations:
Net investment income (d)	0.20		0.35	0.33	0.31	0.16	(e)
Net realized and unrealized gain (loss) on investments and futures contracts	0.21		(0.44)	0.09	(0.30)	0.33
Total from Investment Operations	0.41		(0.09)	0.42	0.01	0.49
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.36)	(0.35)	(0.39)	(0.18)
From net realized gains	—		—	(0.19)	(0.21)	—
Total Distributions Declared to Shareholders	(0.21)		(0.36)	(0.54)	(0.60)	(0.18)
Net Asset Value, End of Period	$10.56		$10.36	$10.81	$10.93	$11.52
Total return (f)(g)	3.95	%(h)	(0.86)%	3.89%	0.10%	4.38	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	1.47	%(e)	1.51%	1.54%	1.59%	1.55	%(e)
Waiver/reimbursement	0.15	%(e)	0.15%	0.15%	0.26%	0.37	%(e)
Net investment income (i)	3.93	%(e)	3.30%	3.12%	2.75%	3.23	%(e)
Portfolio turnover rate	117	%(h)	105%	118%	119%	42	%(h)
Net assets, end of period (000's)	$7,274		$4,073	$5,140	$558	$170

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)  On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Annualized.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,						Six Months Ended April 30,		Year Ended October 31,
Class G Shares	2006		2006 (a)		2005		2004 (b)		2003 (c)(d)		2002		2001
Net Asset Value, Beginning of Period	$10.36		$10.81		$10.93		$11.52		$11.29		$11.23		$10.35
Income from Investment Operations:
Net investment income	0.21	(e)	0.36	(e)	0.34	(e)	0.33	(e)	0.20	(e)	0.45	(f)	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.44)		0.08		(0.32)		0.24		0.08	(f)	0.88
Total from Investment Operations	0.41		(0.08)		0.42		0.01		0.44		0.53		1.39
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.37)		(0.35)		(0.39)		(0.21)		(0.47)		(0.51)
From net realized gains	—		—		(0.19)		(0.21)		—		—		—
Total Distributions Declared to Shareholders	(0.21)		(0.37)		(0.54)		(0.60)		(0.21)		(0.47)		(0.51)
Net Asset Value, End of Period	$10.56		$10.36		$10.81		$10.93		$11.52		$11.29		$11.23
Total return (g)	3.98	%(i)	(0.81	)%(h)	3.94	%(h)	0.10	%(h)	3.94	%(h)(i)	4.90	%(h)	13.70	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	1.42	%(k)	1.46%		1.49%		1.60%		1.60	%(k)	1.60%		1.64%
Waiver/reimbursement	—		—	%(l)	—	%(l)	0.11%		0.22	%(k)	0.23%		0.20%
Net investment income (j)	3.98	%(k)	3.33%		3.07%		2.90%		3.56	%(k)	4.08	%(f)	4.64%
Portfolio turnover rate	117	%(i)	105%		118%		119%		42	%(i)	75%		131%
Net assets, end of period (000's)	$1,106		$1,535		$4,374		$8,124		$13,345		$13,981		$14,246

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)  On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  The Fund changed its fiscal year end from October 31 to April 30.

(d)  On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail B shares were renamed Liberty Quality Plus Bond Fund, Class G shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,						Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2006		2006 (a)		2005		2004 (b)		2003 (c)(d)		2002		2001
Net Asset Value, Beginning of Period	$10.36		$10.81		$10.93		$11.52		$11.29		$11.23		$10.35
Income from Investment Operations:
Net investment income	0.24	(e)	0.42	(e)	0.41	(e)	0.40	(e)	0.24	(e)	0.52	(f)	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.43)		0.09		(0.31)		0.24		0.08	(f)	0.89
Total from Investment Operations	0.44		(0.01)		0.50		0.09		0.48		0.60		1.46
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.44)		(0.43)		(0.47)		(0.25)		(0.54)		(0.58)
From net realized gains	—		—		(0.19)		(0.21)		—		—		—
Total Distributions Declared to Shareholders	(0.24)		(0.44)		(0.62)		(0.68)		(0.25)		(0.54)		(0.58)
Net Asset Value, End of Period	$10.56		$10.36		$10.81		$10.93		$11.52		$11.29		$11.23
Total return (g)	4.32	%(i)	(0.17	)%(h)	4.62	%(h)	0.75	%(h)	4.29	%(h)(i)	5.63	%(h)	14.45	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.77	%(k)	0.81%		0.84%		0.95%		0.91	%(k)	0.91%		0.98%
Waiver/reimbursement	—		—	%(l)	—	%(l)	0.11%		0.22	%(k)	0.22%		0.20%
Net investment income (j)	4.63	%(k)	4.01%		3.72%		3.54%		4.26	%(k)	4.77	%(f)	5.30%
Portfolio turnover rate	117	%(i)	105%		118%		119%		42	%(i)	75%		131%
Net assets, end of period (000's)	$24,932		$26,372		$30,832		$35,058		$43,084		$44,409		$48,276

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)  On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  The Fund changed its fiscal year end from October 31 to April 30.

(d)  On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail A shares were renamed Liberty Quality Plus Bond Fund, Class T shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31,		Year Ended April 30,						Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2006		2006 (a)		2005		2004 (b)		2003 (c)(d)		2002		2001
Net Asset Value, Beginning of Period	$10.36		$10.81		$10.93		$11.52		$11.29		$11.23		$10.35
Income from Investment Operations:
Net investment income	0.25	(e)	0.44	(e)	0.42	(e)	0.42	(e)	0.25	(e)	0.55	(f)	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		(0.44)		0.09		(0.31)		0.24		0.08	(f)	0.88
Total from Investment Operations	0.45		—		0.51		0.11		0.49		0.63		1.48
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.45)		(0.44)		(0.49)		(0.26)		(0.57)		(0.60)
From net realized gains	—		—		(0.19)		(0.21)		—		—		—
Total Distributions Declared to Shareholders	(0.25)		(0.45)		(0.63)		(0.70)		(0.26)		(0.57)		(0.60)
Net Asset Value, End of Period	$10.56		$10.36		$10.81		$10.93		$11.52		$11.29		$11.23
Total return (g)	4.40	%(i)	(0.02	)%(h)	4.78	%(h)	0.94	%(h)	4.41	%(h)(i)	5.86	%(h)	14.73	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (j)	0.62	%(k)	0.66%		0.69%		0.75%		0.67	%(k)	0.69%		0.73%
Waiver/reimbursement	—		—	%(l)	—	%(l)	0.11%		0.22	%(k)	0.22%		0.21%
Net investment income (j)	4.77	%(k)	4.16%		3.87%		3.71%		4.49	%(k)	4.99	%(f)	5.55%
Portfolio turnover rate	117	%(i)	105%		118%		119%		42	%(i)	75%		131%
Net assets, end of period (000's)	$1,651,911		$948,279		$926,434		$817,994		$885,920		$888,792		$831,727

(a)  On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)  On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)  The Fund changed its fiscal year end from October 31 to April 30.

(d)  On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were renamed Liberty Quality Plus Bond Fund, Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from custody credits had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Note 1. Organization

Columbia Core Bond Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of current income consistent with prudent risk of capital.

Fund Shares

The Fund may issue an unlimited number of shares and offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own sales charge and expense structure.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase and Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class G, Class T and Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia") of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon Columbia's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated in its records in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains and losses are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Distributions paid from:	April 30, 2006
Ordinary Income*	$43,512,015
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at October 31, 2006, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$15,610,891
Unrealized depreciation	(10,616,175)
Net unrealized appreciation	$4,994,716

The following capital loss carryforwards, determined as of April 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$8,134,124

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six months ended October 31, 2006, the Fund's annualized effective investment advisory fee rate was 0.44% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.07% of the Fund's average daily net assets.

Pricing & Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated certain functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended October 31, 2006, the Fund's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.017% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA), for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended October 31, 2006, the annualized effective transfer agent fee rates for the Fund, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee

Columbia Core Bond Fund October 31, 2006 (Unaudited)

waivers, if applicable, was 0.04% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund.

For the six months ended October 31, 2006, the Distributor has retained net underwriting discounts of $739 and $61 on sales of the Fund's Class A and Class T shares, respectively, and net CDSC fees of $21, $15,205, $287 and $755 on Class A, Class B, Class C and Class G share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan"), which allows the payment of a monthly distribution and service fee to the Distributor at an annual fee rate as follows:

Distribution Fee			Service Fee
Class B	Class C1	Class G2	Class A	Class B	Class C1	Class G2,3
0.75%	0.75%	0.65%	0.25%	0.25%	0.25%	0.50%

1  The Distributor has voluntarily limited a portion of the Fund's Class C share distribution and service fees so that combined they will not exceed 0.85% annually of average net assets.

2  Under the Plan, the Fund does not intend to pay more than 0.80% annually for Class G shares' combined distribution and service fees.

3  Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fee

The Fund has adopted shareholder service plans that permit it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Fund does not intend to pay more than 0.15% annually for Class T shareholder services fees.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended October 31, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" in the Statement of Operations.

Note 5. Portfolio Information

For the six months ended October 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,298,824,134 and $1,206,606,692, respectively.

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommited line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended October 31, 2006, the Fund did not borrow under this arrangement.

Note 7. Securities Lending

The Fund commenced a securities lending program in August, 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Shares of Beneficial Interest

As of October 31, 2006, two shareholders held 83.8% of the Fund's shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. In addition, there was one shareholder account over which BOA and/or its affiliates did not have investment discretion that held 5.7% of the shares outstanding. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Fund.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Industry Focus

The Fund may focus its investments in certain industries, subjecting them to greater risk than funds that are more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the

Columbia Core Bond Fund, October 31, 2006 (Unaudited)

District of Maryland stayed all actions with respect to these Columbia-related claims.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended October 31, 2006, Columbia has assumed $1,762 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 10. Business Combinations and Mergers

As of the close of business on September 22, 2006, Columbia Intermediate Core Bond Fund merged into Columbia Core Bond Fund. Columbia Core Bond Fund received a tax-free transfer of assets from Columbia Intermediate Core Bond Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
73,721,822	$770,888,839	$5,049,078
Net Assets of Columbia Core Bond Fund Immediately Prior to Combination	Net Assets of Columbia Intermediate Core Bond Fund Immediately Prior to Combination	Net Assets of Columbia Core Bond Fund Immediately After Combination
$1,006,189,693	$770,888,839	$1,777,078,532

*  Unrealized appreciation is included in the Net Assets Received.

Board Consideration and Approval of
Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. Through the Board's Investment Oversight Committees, Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) information about the profitability of the Agreements to Columbia, including potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia's financial results and financial condition, (vi) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds' brokerage, if any, and the use of "soft" commission dollars to pay for research products and services, (vii) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (ix) Columbia's response to various legal and regulatory proceedings since 2003 and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds' independent fee consultant and reviews materials relating to the funds' relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult with independent legal counsel to the Independent Trustees and the independent fee consultant.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2006 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September and October, 2006. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given these investment decisions, market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that the fund was proposed to be reorganized into another fund, and that such reorganization would result in a reduction in fund expenses.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third party) of each fund's advisory fees and total expense levels to those of the fund's peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia's use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia's investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as expense waivers/reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

•  so-called "fall-out benefits" to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

•  the draft report provided by the funds' independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2007.

Summary of Management Fee Evaluation by
Independent Fee Consultant

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.
October 11, 2006

I. Overview

Columbia Management Advisors, LLC ("CMA") and Columbia Funds Distributors, Inc.1 ("CFD") agreed on February 9, 2005 to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Fund" and together with all such funds or a group of such funds as the "Funds") only if the Independent Members of the Fund's Board of Trustees (such Independent Members of the Fund's Board together with the other members of the Fund's Board, referred to as the "Trustees") appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

On September 14, 2006, the Independent Members of the Funds' Boards retained me as IFC for the Funds. In this capacity, I have prepared the second annual written evaluation of the fee negotiation process. I am successor to the first IFC, Erik Sirri, who prepared the annual evaluation in 2005 and who contributed to the second annual written evaluation until his resignation as IFC in August 2006 to become Director of the Division of Market Regulation at the U.S. Securities and Exchange Commission.2

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." In this role, the IFC does not replace the Trustees in negotiating management fees with CMA, and the IFC does not substitute his or her judgment for that of the Trustees about the reasonableness of proposed fees. As the AOD states, CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant."

B. Elements Involved in Managing the Fee Negotiation Process

Managing the fee negotiation process has three elements. One involves reviewing the information provided by CMG to the Trustees for evaluating the proposed management fees and augmenting that information, as necessary, with additional information from CMG or other sources and with further analyses of the information and data. The second element involves reviewing the information and analysis relative to at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

1  CMA and CFD are subsidiaries of Columbia Management Group, Inc. ("CMG"), which also is the parent of Columbia Management Services, Inc. ("CFS"), the Funds' transfer agent. Before the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC, which was renamed Columbia Management Advisors, LLC and which carries on the business of CMA. CFD also has been renamed Columbia Management Distributors, Inc.

2  I am an independent economic consultant. From August 2005 until August 2006, I provided support to Mr. Sirri as an independent consultant. From 1994 to 2004, I was Chief Economist at the Investment Company Institute. Earlier, I was Section Chief and Assistant Director at the Federal Reserve Board and Professor of Economics at Oklahoma State University. I have no material relationship that I have with Bank of America or CMG, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. To assist me with the report, I engaged NERA Economic Consulting, an independent consulting firm that has had extensive experience in the mutual fund industry. I also have retained Willkie Farr & Gallagher LLP as counsel to advise me in connection with the report.

The final element involves providing the Trustees with a written evaluation of the above factors as they relate to the fee negotiation process.

C. Organization of the Annual Evaluation

The 2006 annual evaluation focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds have been combined into a single section. In each section, the discussion of the factor considers and analyzes the available data and other information as they bear upon the fee negotiation process. If appropriate, the discussion in the section may point out certain aspects of the proposed fees that may warrant particular attention from the Trustees. The discussion also may suggest other data, information, and approaches that the Trustees might consider incorporating into the fee negotiation process in future years.

In addition to a discussion of the six factors, the report reviews the status of recommendations made in the 2005 IFC evaluation. The 2006 report also summarizes the findings with regard to the six factors and contains a summary of recommendations for possible enhancements to the process.

II. Status of 2005 Recommendations

The 2005 IFC evaluation contains recommendations aimed at enhancing the evaluation of proposed management fees by Trustees. The section summarizes those recommendations and includes my assessment of the response to the recommendations.

1.  Recommendation: Trustees should consider requesting more analytical work from CMG in the preparation of future 15(c) materials.

Status: CMG has provided additional analyses to the Trustees on economies of scale, a comparative analysis of institutional and retail management fees, management fee breakpoints, risk-adjusted performance, fee waivers and expense reimbursements, and CMG's costs and profitability.

2.  Recommendation: Trustees may wish to consider whether CMG should continue expanding the use of Morningstar or other third party data to supplement CMG's fee and performance analysis that is now based primarily on Lipper reports.

Status: CMG has used data from Morningstar Inc. to compare with data from Lipper Inc. ("Lipper") in performing the Trustees' screening procedures.

3.  Recommendation: Trustees should consider whether...the fund-by-fund screen...should place comparable emphasis on both basis point and quintile information in their evaluation of the funds...Also, the Trustees should consider incorporating sequences of one-year performance into a fund-by-fund screen.

Status: CMG has not provided Trustees with results of the screening process using percentiles. CMG has provided Trustees with information on the changes in performance and expenses between 2005 and 2006 and data on one-year returns.

4.  Recommendation: Given the volatility of fund performance, the Trustees may want to consider whether a better method exists than th[e] fee waiver process to deal with fund underperformance.

Status: It is my understanding that the Trustees have determined to address fund underperformance not only through fee waivers and expense caps but also through discussions with CMG regarding the sources of underperformance. CMG has provided Trustees with an analysis of the relationship between breakpoints, expense reimbursements, and fee waivers.

5.  Recommendation: [Seventy-one] percent of funds [have] yet to reach their first management fee breakpoint...Trustees may wish to consider whether the results of my ongoing economies-of-scale work affects the underlying economic assumptions reflected in the existing breakpoint schedules.

Status: CMG has prepared a memo for the Trustees discussing its views on the nature and sharing of potential economies of scale. The memo discuses CMG's view that economies of scale arise at the complex level rather than the fund level. The memo also describes steps, including the introduction of breakpoints, taken to share economies of scale with shareholders. CMG's analysis, however, does not discuss specific sources of economies of scale and does not link breakpoints to economies of scale that might be realized as the Funds' assets increase.

6.  Recommendation: Trustees should continue working with management to address issues of funds that demonstrate consistent or significant underperformance even if the fee levels for the funds are low.

Status: Trustees monitor performance on an ongoing basis.

III. Findings

A. General

1.  Based upon my examination of the available information and the six factors, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for the Funds. CMG has provided the Trustees with relevant materials on the six factors through the 15(c) contract renewal process and in materials prepared for review at Board and Committee meetings.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2006 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.   The performance of the Funds has been relatively strong, especially that of fixed-income Funds. For each of the 1-, 3-, 5- and 10-year performance periods, over 60 percent of the funds have ranked in the top three performance quintiles.

4.  The performance of the equity Funds overall, though less concentrated in the top two quintiles than the fixed-income Funds, improved in 2006 relative to that in 2005. The fixed-income funds maintained the relatively high performance level of 2005 in 2006.

5.  The Funds' overall performance adjusted for risk was significantly stronger than performance unadjusted for risk. Domestic and international equity funds, in particular, moved to higher relative performance rankings after adjusting for risk.

6.  The procedure used to construct the performance universe in which each Fund's performance is ranked relative to comparable funds may bias a Fund's ranking upward within that universe. The bias occurs because the performance ranking procedure includes all share classes of multi-class funds in the universe and because the procedure ranks either no-load or A share classes of the Funds. No-load and A share classes generally have lower total expenses than B and C shares (owing to B and C shares having higher distribution/service fees) and thus, given all else, would outperform many of B and C share classes included in the universe. A preliminary analysis that adjusts for the bias results in a downward movement in the relative performance for the Funds but does not change the general finding that the Funds' performance has been strong relative to comparable funds.

C. Management Fees Charged by Other Mutual Fund Companies

7.  The Funds' management fees and total expenses are generally low relative to those of their peers. At least 56 percent of the Funds are in the first or second quintiles with the lowest fees and expenses and nearly three-fourths or more in the first three quintiles. Equity Funds are more highly concentrated in the first three quintiles than fixed-income Funds.

8.  The fee and expense rankings as whole are similar to those in 2005 in that the majority of funds are ranked in the top quintiles. Nonetheless, a number of individual funds experienced a change in ranking between 2005 and 2006. This fund-level instability may reflect sensitivity of rankings to the composition of the comparison groups, as the membership of the peer groups typically changed substantially between the two years.

9.  The Liberty Money Market Fund VS appears to have a higher management fee structure than that of other Columbia money market funds of comparable asset size.

D. Trustees' Fee and Performance Evaluation Process

10.  The Trustees' evaluation process identified 21 funds in 2006 for further review based upon their relative performance or expenses. Seventeen of these funds had been subject to review in 2004 or 2005.

E. Potential Economies of Scale

11.  CMG has prepared a memo for the Trustees containing its views on the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. CMG has not, however, identified specific sources of economies of scale nor has it provided any estimates of the magnitude of any economies of scale. In the memo, CMG also describes measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation. These measures, although of significant benefit to shareholders, have not been directly linked in the memo to the existence, sources, and magnitude of economies of scale.

F. Management Fees Charged to Institutional Clients

12.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. Based upon the information, institutional fees are generally lower than the Funds' management fees. This pattern is consistent with the economics of the two financial products. Data are not available, however, on actual institutional fees at other money managers. Thus, it is not possible to determine the extent to which differences between the Funds' management fees and institutional fees are consistent with those seen generally in the marketplace.

G. Revenues, Expenses, and Profits

13.  The financial statements and the methodology underlying their construction generally form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

IV. Recommendations

A. Performance

1.  Trustees may wish to consider incorporating risk-adjusted measures in their evaluation of performance. CMG has begun to prepare reports for the Trustees with risk adjustments, which could form the basis for formally including the measures in the 15(c) materials. To this end, Trustees may wish to have CMG prepare documents explaining risk adjustments and describing their advantages and disadvantages.

2.  Trustees may wish to consider having CMG evaluate the sensitivity of performance rankings to the design of the universe. The preliminary analysis contained in the evaluation suggests that the method employed by Lipper, the source of performance rankings used by the Trustees, may bias performance rankings upward.

B. Economies of Scale

3.  Trustees may wish to consider having CMG extend its analysis of economies of scale by examining the sources of such economies, if any. Identification of the sources may enable the Trustees and CMG to gauge their magnitude. It also may enable the Trustees and CMG to build upon past work on standardized fee schedules so that the schedules themselves are consistent with any economies of scale and their sources. Finally, an extension of the analysis may enable the Trustees and CMG to develop a framework that coordinates the use of fee waivers and expense caps with the standard fee schedules and with any economies of scale and their sources.

C. Institutional Fees

4.  Trustees may wish to consider encouraging CMG to build further upon its expanded analysis of institutional fees by refining the matching of institutional accounts with mutual funds, by dating the establishment of each institutional account, and by incorporating other accounts, such as subadvisory relationships, trusts, offshore funds, and separately managed accounts into the analysis.

D. Profitability

5.  Trustees may wish to consider requesting that CMG expand the reporting of revenues and expenses to include more line-item detail for management and administration, transfer agency, fund accounting, and distribution.

6.  Trustees may wish to consider requesting that CMG provide a statement of its operations in the 15(c) materials.

7.  Trustees may wish to consider the treatment of the revenue sharing with the Private Bank division of Bank of America in their review of CMG's profitability.

Respectfully submitted,
John D. Rea

Appendix

Sources of Information Used in the Evaluation

The following list generally describes the sources and types of information that were used in preparing this report.

1.  Performance, management fees, and expense ratios for the Funds and comparable funds from other fund complexes from Lipper and CMG. The sources of this information were CMG and Lipper;

2.  CMG's expenses and profitability obtained directly from CMG;

3.  Information on CMG's organizational structure;

4.  Profitability of publicly traded asset managers from Lipper;

5.  Interviews with CMG staff, including members of senior management, legal staff, heads of affiliates, portfolio managers, and financial personnel;

6.  Documents prepared by CMG for Section 15(c) contract renewals in 2005 and 2006;

7.  Academic research papers, industry publications, professional materials on mutual fund operations and profitability, and SEC releases and studies of mutual fund expenses

8.  Interviews with and documents prepared by Ernest & Young LLP in its review of the Private Bank Revenue Sharing Agreement;

9.  Discussions with Trustees and attendance at Board and committee meetings during which matters pertaining to the evaluation were considered.

In addition, I engaged NERA Economic Consulting ("NERA") to assist me in data management and analysis. NERA has extensive experience in the mutual fund industry that provides unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained attorneys in the Washington, D.C. office of Willkie Farr & Gallagher LLP as outside counsel to advise me in connection with my evaluation.

Finally, meetings and discussions with CMG staff were informative. My participation in Board and committee meetings in which Trustees and CMG management discussed issues relating to management contracts were of great benefit to the preparation of the evaluation.

Important Information About This Report – Columbia Core Bond Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Core Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Core Bond Fund

Semiannual Report – October 31, 2006

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 21, 2006